Consolidated Income Statement (unaudited) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net (income) attributable to noncontrolling interests	$ (1)	$ (64)	$ (84)
Investment Management
Net (income) attributable to noncontrolling interests	$ (10)	$ (68)	$ (84)